Capital Management and Risk Policies - Summary of Scenario Probabilities (Detail)	12 Months Ended
Dec. 31, 2021
Retail, Retail Like and Wholesale [member]
Disclosure of Credit Quality of Debt Securities [line items]
Base	70.00%
Optimistic	15.00%
Pessimistic	15.00%
Naranja [member]
Disclosure of Credit Quality of Debt Securities [line items]
Base	70.00%
Optimistic	15.00%
Pessimistic	15.00%